long-term debt (Details) $ in Millions, $ in Billions	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 29,101		$ 25,972
Lease liabilities	3,093		2,882
Long-term debt	32,194		28,854		$ 28,151
Current	4,465		3,246
Non-current	27,729		25,608
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	21,045		22,077
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	991		1,404
Long-term debt	1,000	$ 0.7	1,400	$ 1.0
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	200		200
TELUS Corporation junior subordinated notes
Details of long-term debt
Long-term debt excluding Lease liabilities	4,414
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,610		1,703
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	273
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 568		$ 588